Other Assets - Schedule of Other Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Assets [Abstract]
Government authorities		$ 1,934	$ 1,604
Prepaid expenses		1,128	1,483
Grants receivables	[1]		1,159
Other assets	[2]	3,830	837
Total other assets		$ 6,892	$ 5,083

[1]	In November 2023, the Company has been granted $1,159 thousand in war grants associated with Israel-Hamas war.
[2]	Refer to note 26